Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhvit-20161025_SupplementTextBlock

John Hancock Variable Insurance Trust
Supplement dated October 25, 2016
to the Prospectus dated May 1, 2016

The information for the funds listed below is amended and restated as follows:

Lifestyle Balanced PS Series

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 35% of the Russell 3000 Index, 15% of the MSCI EAFE Index, and 50% of the Bloomberg Barclays U.S. Aggregate Bond Index.

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	Inception	Date of Inception
Series I	0.05	5.06	10/31/2013
Series II	–0.22	4.96	04/29/2011
Series NAV	0.10	5.08	10/31/2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38	11.46	04/29/2011
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55	3.13	04/29/2011
Combined Index (reflects no deduction for fees, expenses, or taxes)	0.64	5.96	04/29/2011

Lifestyle Growth PS Series

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 49% of the Russell 3000 Index, 21% of the MSCI EAFE Index and 30% of the Bloomberg Barclays U.S. Aggregate Bond Index.

1

 Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	Inception	Date of Inception
Series I	–0.12	5.94	10/31/2013
Series II	–0.25	5.83	04/29/2011
Series NAV	0.00	5.97	10/31/2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38	11.46	04/29/2011
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55	3.13	04/29/2011
Combined Index (reflects no deduction for fees, expenses, or taxes)	0.55	6.98	04/29/2011

Lifestyle Moderate PS Series

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
The Combined Index 1 represents 40% of the S&P 500 Index and 60% of the Bloomberg Barclays U.S. Aggregate Bond Index.
The Combined Index 2 represents 28% of the Russell 3000 Index, 12% of the MSCI EAFE Index, and 60% of the Bloomberg Barclays U.S. Aggregate Bond Index.

Average Annual Total Returns for Period Ended 12/31/2015

Average annual total returns (%)	1 Year	Inception	Date of Inception
Series I	0.10	4.82	11/01/2013
Series II	–0.10	4.71	04/29/2011
Series NAV	0.15	4.84	04/29/2011
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55	3.13	04/29/2011
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38	11.46	04/29/2011
Combined Index 1 (reflects no deduction for fees, expenses, or taxes)	1.12	6.59	04/29/2011
Combined Index 2 (reflects no deduction for fees, expenses, or taxes)	0.66	5.42	04/29/2011

2

| (Lifestyle Balanced PS Series)
Prospectus:	rr_ProspectusTable
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 35% of the Russell 3000 Index, 15% of the MSCI EAFE Index, and 50% of the Bloomberg Barclays U.S. Aggregate Bond Index.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended 12/31/2015
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
| (Lifestyle Balanced PS Series) | S&P500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.38%
Inception	rr_AverageAnnualReturnSinceInception	11.46%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
| (Lifestyle Balanced PS Series) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.55%
Inception	rr_AverageAnnualReturnSinceInception	3.13%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
| (Lifestyle Balanced PS Series) | Combined Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.64%
Inception	rr_AverageAnnualReturnSinceInception	5.96%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
| (Lifestyle Balanced PS Series) | Series I
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.05%
Inception	rr_AverageAnnualReturnSinceInception	5.06%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
| (Lifestyle Balanced PS Series) | Series II
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.22%)
Inception	rr_AverageAnnualReturnSinceInception	4.96%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
| (Lifestyle Balanced PS Series) | Class NAV
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.10%
Inception	rr_AverageAnnualReturnSinceInception	5.08%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
| (Lifestyle Growth PS Series)
Prospectus:	rr_ProspectusTable
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 49% of the Russell 3000 Index, 21% of the MSCI EAFE Index and 30% of the Bloomberg Barclays U.S. Aggregate Bond Index.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended 12/31/2015
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
| (Lifestyle Growth PS Series) | S&P500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.38%
Inception	rr_AverageAnnualReturnSinceInception	11.46%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
| (Lifestyle Growth PS Series) | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.55%
Inception	rr_AverageAnnualReturnSinceInception	3.13%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
| (Lifestyle Growth PS Series) | Combined Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.55%
Inception	rr_AverageAnnualReturnSinceInception	6.98%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
| (Lifestyle Growth PS Series) | Series I
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.12%)
Inception	rr_AverageAnnualReturnSinceInception	5.94%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
| (Lifestyle Growth PS Series) | Series II
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.25%)
Inception	rr_AverageAnnualReturnSinceInception	5.83%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
| (Lifestyle Growth PS Series) | Class NAV
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	none
Inception	rr_AverageAnnualReturnSinceInception	5.97%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2013
(Lifestyle Moderate PS Series) |
Prospectus:	rr_ProspectusTable
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Performance shown for periods prior to the inception date of a class is the performance of the fund's oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index 1 represents 40% of the >S&P 500 Index and 60% of the Bloomberg Barclays U.S. Aggregate Bond Index.

The Combined Index 2 represents 28% of the Russell 3000 Index, 12% of the MSCI EAFE Index, and 60% of the Bloomberg Barclays U.S. Aggregate Bond Index.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended 12/31/2015
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
(Lifestyle Moderate PS Series) | | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.55%
Inception	rr_AverageAnnualReturnSinceInception	3.13%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(Lifestyle Moderate PS Series) | | S&P500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.38%
Inception	rr_AverageAnnualReturnSinceInception	11.46%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(Lifestyle Moderate PS Series) | | Combined Index 1 (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.12%
Inception	rr_AverageAnnualReturnSinceInception	6.59%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(Lifestyle Moderate PS Series) | | Combined Index 2 (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.66%
Inception	rr_AverageAnnualReturnSinceInception	5.42%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(Lifestyle Moderate PS Series) | | Series I
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.10%
Inception	rr_AverageAnnualReturnSinceInception	4.82%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2013
(Lifestyle Moderate PS Series) | | Series II
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.10%)
Inception	rr_AverageAnnualReturnSinceInception	4.71%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
(Lifestyle Moderate PS Series) | | Class NAV
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.15%
Inception	rr_AverageAnnualReturnSinceInception	4.84%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011